Financial Instruments and Related Risk Management	12 Months Ended
Dec. 31, 2017
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Financial Instruments and Related Risk Management
Note 29	Financial Instruments and Related Risk Management

Outlined below are the company’s financial instruments, related risk management objectives, policies and exposure, sensitivity and monitoring strategies to financial risks.

Accounting Policies	Accounting Estimates and Judgments

Financial assets and financial liabilities are recognized as follows:

• initially in the consolidated statements of financial position at fair value (normally the transaction price) and adjusted for transaction costs (recognized immediately in net income for financial instruments at fair value through profit or loss);

• regular way purchases and sales of financial assets are accounted for on the trade date; and

• financial instruments recorded at fair value on an ongoing basis are remeasured at each reporting date and changes in the fair value are recorded in either net income or OCI.

Financial assets and financial liabilities are offset and the net amount is presented in the statements of financial position when the company:

• currently has a legally enforceable right to offset the recognized amounts; and

• intends either to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Judgment is required to determine whether the right to offset is legally enforceable.

See Note 31 for discussion related to the policies, estimates and judgments for fair value measurements.

Supporting Information

Financial Risks

The company is exposed in varying degrees to a variety of financial risks from its use of financial instruments: credit risk, liquidity risk and market risk. The source of risk exposure and how each is managed are outlined below.

Credit Risk

The company’s exposure to credit risk on its cash and cash equivalents, receivables (excluding taxes) and derivative instrument assets is the carrying amount of each instrument on the consolidated statements of financial position.

Credit risk is managed through policies applicable to the following assets:

	Acceptable minimum counterparty credit ratings	Exposure thresholds by counterparty	Daily counterparty settlement based on prescribed credit thresholds	Counterparties to contracts are investment-grade quality

Cash and Cash Equivalents	X	X

Natural Gas Derivatives	X		X	X

Foreign Currency Derivatives	X

Credit risk on trade receivables is managed through a credit management program whereby:

•	credit approval policies and procedures are in place to guide the granting of credit to new customers as well as its continued extension to existing customers;

•	existing customer accounts are reviewed every 12-18 months;

•	credit is extended to international customers based upon an evaluation of both customer and country risk; and

•	credit agency reports, where available, and an assessment of other relevant information such as current financial statements and/or credit references are used before assigning credit limits to customers. Those that fail to meet specified benchmark creditworthiness may transact with the company on a prepayment basis or provide another form of credit support that the company approves.

Other information relating to trade receivables includes:

•	the company does not hold any collateral as security on trade receivables;

•	guarantees or standby letters of credit, if appropriate, may be requested to mitigate credit risk;

•	export insurance is obtained from the Foreign Credit Insurance Association (covering 90 percent of each balance) for international sales from the US and Trinidad that are not otherwise secured or guaranteed;

•	a total of $84 in receivables as at December 31, 2017 (2016 – $46) was covered by export insurance, representing 98 percent of offshore receivables (2016 – 98 percent);

•	Canpotex also obtains export insurance from Export Development Canada for its trade receivables (covering 90 percent of Canpotex’s receivables);

•	the credit period on sales is generally 15 days for fertilizer customers, 30 days for industrial and feed customers and up to 180 days for select export sales customers;

•	interest at 1.5 percent per month is charged on balances remaining unpaid at the end of the sale terms; and

•	historically, the company has experienced minimal customer defaults and, as a result, it considers the credit quality of the trade receivables as at December 31, 2017 that are not past due to be high.

There were no amounts past due or impaired relating to non-trade receivables. There were no significant amounts impaired relating to trade receivables. As at December 31, 2017, 84 percent of trade receivables were current (2016 – 88 percent) and 16 percent were past due (2016 – 12 percent).

Liquidity Risk

Liquidity risk arises from the company’s general funding needs and in the management of its assets, liabilities and optimal capital structure. It manages its liquidity risk to maintain sufficient liquid financial resources to fund its operations and meet its commitments and obligations in a cost-effective manner. In managing its liquidity risk, the company has access to a range of funding options. It has established an external borrowing policy with the following objectives:

•	maintain an optimal capital structure;

•	maintain investment-grade credit ratings that provide ease of access to the debt capital and commercial paper markets;

•	maintain sufficient short-term credit availability; and

•	maintain long-term relationships with a sufficient number of high-quality and diverse lenders.

The table below outlines the company’s available debt facilities as at December 31, 2017:

	Total Amount	Amount Outstanding and Committed		Amount Available

Credit facility [1]	$3,500	$ 730		$2,770
Line of credit	75	4	[2]	71

[1]	As described in Note 21, $3,500 of this facility was available through May 31, 2020 and $3,250 of this facility was available through May 31, 2021. Included in the amount outstanding and committed was $730 of commercial paper. The amount available under the commercial paper program is limited to the availability of backup funds under the credit facility.

[2]	Direct borrowings and letters of credit discussed in Note 20.

The company has an uncommitted letter of credit facility of $100. As at December 31, 2017, $43 (2016 – $40) was outstanding under this facility. Certain of the company’s derivative instruments contain provisions that require its debt to maintain specified credit ratings from two of the major credit rating agencies. If the debt were to fall below the specified ratings, the company would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit risk-related contingent features that were in a liability position on December 31, 2017 was $64, for which the company had posted collateral of $38 in the normal course of business. If the credit risk-related contingent features underlying these agreements had been triggered on December 31, 2017, the company would have been required to post an additional $22 of collateral to its counterparties.

The following maturity analysis of the company’s financial liabilities and gross settled derivative contracts (for which the cash flows are settled simultaneously) is based on the expected undiscounted contractual cash flows from the date of the consolidated statements of financial position to the contractual maturity date.

	Carrying Amount of Liability as at December 31, 2017	Contractual Cash Flows	Within 1 Year	1 to 3 Years	3 to 5 Years	Over 5 Years

Short-term debt obligations [1]	$ 730	$ 730	$ 730	$ –	$ –	$ –
Payables and accrued charges [2]	570	570	570	–	–	–
Long-term debt obligations	3,750	5,542	178	1,295	242	3,827
Foreign currency derivatives	(1)
Outflow		39	39	–	–	–
Inflow		(40)	(40)	–	–	–
Natural gas derivatives	64	62	25	22	15	–

	$ 5,113	$ 6,903	$ 1,502	$ 1,317	$ 257	$ 3,827

[1] Contractual cash flows include contractual interest payments related to debt obligations. Interest rates on variable rate debt are based on prevailing rates as at December 31, 2017. Disclosures regarding offsetting of certain debt obligations are provided in Note 21.

[2] Excludes taxes, accrued interest, deferred revenues and current portions of asset retirement obligations and accrued environmental costs and pension and other post-retirement benefits.

Market Risk

Market risks, where financial instrument fair values can fluctuate due to changes in market prices, include foreign exchange risk, interest rate risk and price risk (related to commodity and equity securities).

Foreign Exchange Risk

To manage foreign exchange risk (primarily related to Canadian operating and capital expenditures, taxes and dividends), the company may enter into foreign currency derivatives. Treasury risk management policies allow such exposures to be hedged within certain prescribed limits for both forecast operating and capital expenditures. The foreign currency derivatives are not currently designated as hedging instruments for accounting purposes.

The company has certain available-for-sale investments listed on foreign stock exchanges and denominated in currencies other than the US dollar for which it is exposed to foreign exchange risk. These investments are held for long-term strategic purposes.

Exposure to reasonably possible changes in relevant foreign currencies on the company’s financial instruments and the pre-tax effects on net income and OCI include the following:

2017	Carrying Amount of Asset (Liability) as at December 31	Foreign Exchange Risk
		5% decrease in US$		5% increase in US$
		Net Income	OCI	Net Income	OCI

Available-for-sale investments
ICL (New Israeli shekels) [1]	$ 708	$ –	$ 35	$ –	$ (35)
Sinofert (Hong Kong dollars) [2]	258	–	13	–	(13)
Payables (CDN)	(75)	(4)	–	4	–
Foreign currency derivatives	1	2	–	(2)	–

2016

Available-for-sale investments
ICL (New Israeli shekels)	$ 725	$ –	$ 36	$ –	$ (36)
Sinofert (Hong Kong dollars)	212	–	11	–	(11)
Payables (CDN)	(83)	(4)	–	4	–
Foreign currency derivatives	–	1	–	(1)	–

[1]	Sold subsequent to December 31, 2017 (Note 19).

[2]	Assumed any decrease below the carrying amount at the last impairment date would represent a further impairment recorded through net income. The carrying amount was $190 as at December 31, 2017 (December 31, 2016 – $190). All other variables were assumed to remain constant.

The company has no significant foreign currency exposure related to cash and cash equivalents, receivables and the other available-for-sale investment.

Interest Rate Risk

Fluctuations in interest rates impact the future cash flows and fair values of various financial instruments.

Interest rate risk on debt is addressed by:

•	using a portfolio of fixed and floating rate instruments;

•	aligning current and long-term assets with demand and fixed-term debt;

•	monitoring the effects of market changes in interest rates; and

•	using interest rate swaps, if desired.

Related to interest rate risk on investments in marketable securities (all of which are included in cash and cash equivalents), the company’s primary objectives are to:

•	ensure the security of principal amounts invested;

•	provide for an adequate degree of liquidity; and

•	achieve a satisfactory return.

Treasury risk management policies specify investment parameters including eligible types of investment, maximum maturity dates, maximum exposure by counterparty and minimum credit ratings.

The company had no significant exposure to interest rate risk on its financial instruments as at December 31, 2017 and December 31, 2016.

Price Risk

Commodity price risk exists on the company’s natural gas derivative instruments. Its natural gas strategy is to diversify its forecast gas volume requirements, including a portion of annual requirements purchased at spot market prices, a portion at fixed prices (up to 10 years) and a portion indexed to the market price of ammonia. Its objective is to acquire a reliable supply of natural gas feedstock and fuel on a location-adjusted, cost-competitive basis.

Price risk also exists for exchange-traded available-for-sale equity securities.

Exposure to reasonably possible changes in price for a relevant commodity or security and the pre-tax effects on net income and OCI include the following:

	Carrying Amount of Asset (Liability) as at December 31	Price Risk
		Effect of 10% decrease in prices		Effect of 10% increase in prices
2017		Net Income	OCI	Net Income	OCI

Available-for-sale investments
ICL [1]	$708	$–	$(71)	$–	$71
Sinofert [2]	258	–	(26)	–	26
Natural gas derivatives	(55)	–	(7)	–	7

2016

Available-for-sale investments
ICL	$725	$–	$(73)	$–	$73
Sinofert	212	–	(21)	–	21
Natural gas derivatives	(91)	(1)	(13)	–	14

[1]	Sold subsequent to December 31, 2017 (Note 19).

[2]	Assumed any decrease below the carrying amount at the last impairment date ($190 as at December 31, 2017) (December 31, 2016 – $190) would represent a further impairment recorded through net income. All other variables were assumed to remain constant.

The sensitivity analyses included in the tables above should be used with caution as the changes are hypothetical and not predictive of future performance. The sensitivities are calculated with reference to period-end balances and will change due to fluctuations in the balances throughout the year. In addition, for the purpose of the sensitivity analyses, the effect of a variation in a particular assumption on the fair value of the financial instrument was calculated independently of any change in another assumption. Actual changes in one factor may contribute to changes in another factor, which may magnify or counteract the effect on the fair value of the financial instrument.

Fair Value

Estimated fair values for financial instruments are designed to approximate amounts for which the instruments could be exchanged in a current arm’s-length transaction between knowledgeable, willing parties. The valuation policies and procedures for financial reporting purposes are determined by the company’s finance department.

Financial instruments included in the consolidated statements of financial position are measured either at fair value or amortized cost. The tables below explain the valuation methods used to determine the fair value of each financial instrument and its associated level in the fair value hierarchy.

Financial Instruments Measured at Fair Value	Fair Value Method
Cash and cash equivalents	Carrying amount (approximation to fair value assumed due to short-term nature).
Available-for-sale investments	Closing bid price of the common shares (Level 1) as at the statements of financial position dates.
Foreign currency derivatives not traded in an active market	Quoted forward exchange rates (Level 2) as at the statements of financial position dates.
Natural gas swaps not traded in an active market	A discounted cash flow model. [1]

[1]	Inputs included contractual cash flows based on prices for natural gas futures contracts, fixed prices and notional volumes specified by the swap contracts, the time value of money, liquidity risk, the company’s own credit risk (related to instruments in a liability position) and counterparty credit risk (related to instruments in an asset position). Futures contract prices used as inputs in the model were supported by prices quoted in an active market and therefore categorized in Level 2.

Financial Instruments Measured at Amortized Cost	Fair Value Method
Receivables, short-term debt and payables and accrued charges	Carrying amount (approximation to fair value assumed due to short-term nature).
Long-term debt senior notes	Quoted market prices (Level 1 or 2 depending on the market liquidity of the debt).
Other long-term debt instruments	Carrying amount.

Presented below is a comparison of the fair value of the company’s senior notes to their carrying amounts as at December 31.

	2017		2016

	Carrying Amount of Liability [1]	Fair Value of Liability	Carrying Amount of Liability [1]	Fair Value of Liability

Long-term debt senior notes	$3,707	$4,045	$4,202	$4,384

[1]	Includes net unamortized debt issue costs.

The following table presents the company’s fair value hierarchy for financial assets and financial liabilities carried at fair value on a recurring basis:

		Fair Value Measurements at Reporting Dates Using:

2017	Carrying Amount of Asset (Liability) as at December 31	Quoted Prices in Active Markets for Identical Assets (Level 1) [1]	Significant Other Observable Inputs (Level 2) [1]

Derivative instrument assets
Natural gas derivatives	$9	$–	$9
Available-for-sale investments [2]	970	970	–
Derivative instrument liabilities
Natural gas derivatives	(64)	–	(64)

2016

Derivative instrument assets
Natural gas derivatives	$6	$–	$6
Available-for-sale investments [2]	940	940	–
Derivative instrument liabilities
Natural gas derivatives	(97)	–	(97)

[1]	During 2017 and 2016, there were no transfers between Level 1 and Level 2. The company’s policy is to recognize transfers at the end of the reporting period.

[2]	Available-for-sale investments are comprised of shares in ICL, Sinofert and other.

The following table presents the company’s recognized financial instruments that are offset, or subject to enforceable master netting arrangements:

				Amounts Not Offset

Financial assets (liabilities)	Gross	Offset	Net Amounts Presented	Included in Gross	Related To Cash Margin Deposits (Held) Placed		Net Amounts Presented Less Amounts Not Offset

December 31, 2017
Derivative instrument assets
Natural gas derivatives	$11	$(2)	$9	$–	$(1	) [1]	$8
Derivative instrument liabilities
Natural gas derivatives	(74)	10	(64)	(27)	38	[2]	(53)
Other long-term debt instruments [3]	(150)	150	–	–	–		–

	$(213)	$158	$(55)	$(27)	$37		$(45)

December 31, 2016
Derivative instrument assets
Natural gas derivatives	$6	$–	$6	$–	$(1	) [1]	$5
Derivative instrument liabilities
Natural gas derivatives	(125)	28	(97)	(30)	61	[2]	(66)
Other long-term debt instruments [3]	(187)	187	–	–	–		–

	$(306)	$215	$(91)	$(30)	$60		$(61)

[1]	Cash margin deposits held related to legally enforceable master netting arrangements for natural gas derivatives.

[2]	Cash margin deposits placed with counterparties related to legally enforceable master netting arrangements for natural gas derivatives.

[3]	Back-to-back loan arrangements (Note 21).